Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2017	Nov. 16, 2016
Campbell v. Bennett et al., Case No. 11796 [Member]
Loss Contingencies [Line Items]
Payments for legal settlements	$ 150
Maximum term for payment after closing of case	5 days
Jesse Small v. Monty J. Bennett, et al., Case No. 24-C-16006020 (Md. Cir. Ct.) [Member]
Loss Contingencies [Line Items]
Number of shares mentioned in case		175,000